Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information
Entity Registrant Name	GasLog Partners LP
Entity Central Index Key	0001598655
Document Type	20-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	GLOP
Entity Common Units, Units Outstanding	41,002,121
Entity Preference Units, Units Outstanding	5,750,000
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY